                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                    March 31, 2000
                                                                  --------------

Check here if Amendment [ ];                    Amendment Number:
                                                                  --------------

This Amendment (Check only one.):          [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Caldwell & Orkin, Inc.
         ----------------------------
Address: Suite 150
         ----------------------------
         6200 The Corners Parkway
         ----------------------------
         Norcross, Georgia 30092
         ----------------------------
Form 13F File Number: 28-2699
                         ----

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael B. Orkin
         ----------------------------
Title:   President
         ----------------------------
Phone:   (678) 533-7850
         ----------------------------

Signature, Place and Date of Signing:

/s/ Michael B. Orkin               Norcross, Georgia               May 8, 2000
-----------------------          ---------------------          ---------------
      [Signature]                   [City, State]                    [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s))


List of Other Managers Reporting for this Manager:


NONE



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
                                             ------------------------
Form 13F Information Table Entry Total:      71
                                             ------------------------
Form 13F Information Table Value Total:      $185,122
                                             ------------------------
                                                   (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.                    Form 13F File Number          Name
1                      28-3468                       C & O Funds Advisor, Inc.
---                    --------------------          -------------------------






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Caldwell & Orkin, Inc.
FORM 13F
March 31, 2000


                                                                                                          Voting
                                                                                                         Authority
                                                                                                    -----------------
                                        Title of                Value    Shares/ Sh/  Put/ Invstmt  Other
Name of Issuer                          class        CUSIP     (x$1000)  Prn Amt Prn  Call Dscretn  Managers    Sole   Shared None
------------------------------          --------    ---------  --------  ------- ---  ---- -------  --------   ------  ------ ----
ALCOA INC                               COM         013817101    2501     35600  SH          Sole               35600
ALLEGHENY TECHNOLOGIES                  COM         01741r102    1808     90100  SH          Sole               90100
ALLEGIANCE TELECOM                      COM         01747t102    1234     15300  SH          Sole               15300
AT&T CORP - LIBERTY MEDIA -A            COM         001957208    3553     59900  SH          Sole               59900
ATMEL CORPORATION                       COM         049513104    1740     33700  SH          Sole               33700
BALLARD POWER SYSTEMS, INC.             COM         05858h104     406      4800  SH          Sole                4800
BARRICK GOLD CORP COM                   COM         067901108     772     49200  SH          Sole               49200
BERKSHIRE HATHAWAY CL.B                 COM         084670207    4459      2450  SH          Sole                2450
BJ'S WHOLESALE CLUB                     COM         05548J106    2740     71394  SH          Sole               71394
CABLEVISION SYSTEMS CORP.               COM         12686C109    3080     50700  SH          Sole               50700
CBS CORPORATION                         COM         12490K107    5495     97050  SH          Sole               97050
CHAMPION INTERNATIONAL CORP             COM         158525105    2279     42800  SH          Sole               42800
CLEAR CHANNEL                           COM         184502102    2852     41300  SH          Sole               41300
COMMSCOPE, INC.                         COM         203372107    6008    131500  SH          Sole              131500
COMPAQ COMPUTER CORP COM                COM         204493100    2560     94800  SH          Sole               94800
CORNING INC                             COM         219350105    2464     12700  SH          Sole               12700
COSTCO WHOLESALE CORP                   COM         22160k105    3127     59500  SH          Sole               59500
DPL INC COM                             COM         233293109    1705     76850  SH          Sole               76850
ECHOSTAR COMMUNICATIONS                 COM         278762109    2101     26600  SH          Sole               26600
EL PASO ENERGY CORP                     COM         283905107    2075     51400  SH          Sole               51400
ELECTRONIC DATA SYSTEMS, INC.           COM         285661104    4851     75583  SH          Sole               75583
ENSCO INTERNATIONAL INC.                COM         26874q100    5520    152800  SH          Sole              152800
ERICSSON (LM) TELEPHONE CO ADR          COM         294821400     957     10200  SH          Sole               10200
FOREST LABS INC.                        COM         345838106     887     10500  SH          Sole               10500
GLOBAL MARINE INC                       COM         379352404    8270    325900  SH          Sole              325900

HARSCO CORP.                            COM         415864107    2350     81200  SH          Sole               81200
HOME DEPOT INC COM                      COM         437076102    4065     63025  SH          Sole               63025
HORIZON OFFSHORE, INC.                  COM         44043j105     279     30200  SH          Sole               30200
IMCO RECYCLING INC                      COM         449681105     579     52300  SH          Sole               52300
INTEL CORP                              COM         458140100    6267     47500  SH          Sole               47500
KEY ENERGY SERVICE                      COM         492914106     462     40000  SH          Sole               40000
KULICKE & SOFFA INDUSTRIES              COM         501242101    1473     23000  SH          Sole               23000
KV PHARMACEUTICAL CO. - CL A            COM         482740206    1715     63800  SH          Sole               63800
LAM RESH CORP COM                       COM         512807108     707     15700  SH          Sole               15700
LOWES COMPANIES, INC.                   COM         548661107    1985     34000  SH          Sole               34000
LSI LOGIC CORP                          COM         502161102     675      9300  SH          Sole                9300
MARINE DRILLING COMPANY INC.            COM         568240204    1965     71600  SH          Sole               71600
MICROSOFT CORP                          COM         594918104    3984     37500  SH          Sole               37500
MINNESOTA MNG & MTG CO                  COM         604059105   11362    128292  SH          Sole              128292
MOTOROLA INC.                           COM         620076109    2973     20363  SH          Sole               20363
NABORS INDUSTRIES                       COM         629568106    9028    232600  SH          Sole              232600
NATIONAL SEMICONDUCTOR CORP.            COM         637640103     850     14000  SH          Sole               14000
NEWPARK RESOURCES                       COM         651718504    1381    172600  SH          Sole              172600
NORTEL NETWORKS CORP                    COM         656569100     555      4400  SH          Sole                4400
ORTHOFIX INTERNATIONAL                  COM         n6748l102     416     23800  SH          Sole               23800
PATTERSON ENERGY                        COM         703414102    5242    165100  SH          Sole              165100
PIER 1 IMPORTS, INC.                    COM         720279108    1025    100000  SH          Sole              100000
PRECISION DRILLING CORP.                COM         74022d100     981     29400  SH          Sole               29400
PRI AUTOMATION INC                      COM         69357h106     685     11200  SH          Sole               11200
PRIDE INTERNATIONAL INC                 COM         741932107    4927    215400  SH          Sole              215400
R&B FALCON CORP.                        COM         74912e101    2648    134500  SH          Sole              134500
RELIASTAR FINANCIAL CORP.               COM         75952u103   14438    426200  SH          Sole              426200
REMINGTON OIL & GAS                     COM         759594302     180     42900  SH          Sole               42900
ROWAN COMPANIES INC                     COM         779382100    3309    112400  SH          Sole              112400
SPRINT CORP. (PCS GROUP)                COM         852061506     327      5000  SH          Sole                5000
TANDY CORPORATION                       COM         875382103    3872     76300  SH          Sole               76300
TERADYNE INC                            COM         880770102     730      8900  SH          Sole                8900
TIFFANY & CO.                           COM         886547108    1313     15700  SH          Sole               15700
UNITED TECHNOLOGIES                     COM         913017109    4322     68400  SH          Sole               68400
US CELLULAR CORP.                       COM         911684108    1278     18000  SH          Sole               18000

UTI ENERGY CORP                         COM         903387108    1216     32200  SH          Sole               32200
VODAFONE AIRTOUCH                       COM         92857t107    2300     41400  SH          Sole               41400
WAL-MART STORES, INC.                   COM         931142103    3774     66800  SH          Sole               66800
WELLPOINT HEALTH                        COM         94973h108    3130     44800  SH          Sole               44800
4KIDS ENTERTAINMENT PUT AUG 50          PUT         3508658hj     462       175  SH   PUT    Sole                 175
CONSECO INC PUT OPT MAY 25              PUT         2084648ee     316       250  SH   PUT    Sole                 250
DOUBLECLICK PUT JULY 105                PUT         2586098ga     348       145  SH   PUT    Sole                 145
ELOAN PUT OPT MAY 20                    PUT         26861p8ed     300       235  SH   PUT    Sole                 235
EMISPHERE PUT JUNE 90                   PUT         2913458fr     408       104  SH   PUT    Sole                 104
GETY IMAGES JULY 55 PUTS                PUT         3742768gk     407       200  SH   PUT    Sole                 200
RELIASTAR FINANCIAL CALL OPT J          CALL        75952u9ge     669       615  SH   CALL   Sole                 615
REPORT SUMMARY                                 71 DATA RECORDS 185122                 1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS
                                                                                      FILED